UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:7/31/07

Item 1.  Reports to Stockholders.

Semi-Annual Report

July 31, 2007

1-877-THE-GACF

(1-877-843-4223)

Investor Class NASDAQ Ticker: GACFX

Class A NASDAQ Ticker: GAMEX

www.gamingandcasinofund.com

Distributed by Ladenburg Thalmann Co., Inc.

Member FINRA

Dear Shareholders:

At the time of this writing, in the summer of 2007, a great deal of uncertainty and turmoil exists in the markets worldwide. As investors react (and in many cases overreact) to news of credit, interest rate, real estate and even recessionary fears; many gaming stocks have sold off along with the rest of the market or have lagged the overall market throughout 2007. While there have been some well publicized bright spots involving private equity buy-outs and joint ventures, the Gaming and Casino Fund shows negative returns for the six-month period represented by this semiannual report.

While we have profited from large holdings such as Penn National Gaming and MGM Mirage, many people would be surprised to learn that as of July 31, Las Vegas Sands stock was negative for 2007. Other fairly substantial selections that have been very disappointing in 2007 include International Game Technology, Pinnacle Entertainment, and Melco PBL. With these companies in particular, I see the potential for their stock prices to improve. A large number of the Fund’s smaller-cap and less heavily weighted holdings have been poor performers in 2007 as well.

I do expect things to improve for the Fund and for gaming overall. And I believe that I have good reason to think so.

First, and most simply, gaming stocks have a history of strong fall & winter performance, especially after a poor summer. While many question if Las Vegas is overbuilt, it still maintains the highest occupancy rates in the country while many large, new properties are set to open. Plus, real estate values on the Las Vegas strip have remained sky-high with recent summer deals, while many areas of the country have suffered. Revenues in Macau are exceeding almost all analyst expectations. While most stocks with exposure to Macau China had been driven up with hype or down by fears, many large new properties are finally opening in 2007 and showing real revenue numbers.

I’m excited about future gaming expansion in new markets. New Casinos are under construction in Singapore in the Far East, and Pennsylvania in the United States, among other places. New gaming expansion is now being considered in Massachusetts, as well as Thailand and Japan, both fantastic potential markets for U.S. operators.

Lastly, gaming manufactures (mostly slots) are approaching a huge product replacement cycle, involving “server-based” machines. While gaming machine and system suppliers have been supported by orders of machines for new casinos, many existing casinos have slowed replacements while waiting for these “next generation” of gaming machines. Most analysts expect the product replacement cycle to start in 2008. The number of new machines put in service over the next few years may be truly staggering.

Regardless of the overall market, I remain confident in the long-term growth opportunities that gaming and casino-related stocks can provide. Historically, gaming stocks have often performed much more like consumer staple stocks than consumer discretionary stocks. People seem to keep gambling no matter what is going on with the economy, stock prices, interest rates, or real estate values.

Please remember that detailed fund information including holdings and performance is always available at www.gamingandcasinofund.com or www.gacfx.com.

Thank you for your investment in the Ladenburg Thalmann Gaming and Casino Fund.

Sincerely,

Dan Ahrens

Portfolio Manager

President, Ahrens Advisors, L.P.

Investors should consider the investment objectives, risks, charges and expenses of the Gaming and Casino Fund carefully before investing. This and other information is contained in the prospectus, a copy of which is available at www.gamingandcasinofund.com or by calling 877-THE-GACF (877-843-4223). The Gaming and Casino Fund is distributed by Ladenburg Thalmann & Co. Inc. Ladenburg Thalmann Asset Management Inc. is an SEC Registered Investment Adviser that offers products under the same name. Additionally, Ahrens Advisors, L.P. is an SEC Registered Investment Advisor. Ladenburg Thalmann & Co. Inc. is a member of the New York Stock Exchange and the Securities Investor Protection Corporation. Ladenburg Thalmann & Co. Inc.’s parent, Ladenburg Thalmann Financial Services Inc., is listed on the American Stock Exchange and trades under the symbol “LTS”. Because the fund focuses its investments in the gaming and casino industries, it may be subject to risks specific to that industry more than a fund that invests in a wide variety of industries. Gaming may be subject to legislative risks or changes in tourism and consumer spending.

The Gaming and Casino Fund

PORTFOLIO REVIEW

July 31, 2007 (Unaudited)

The Fund’s performance figures* for the period ending July 31, 2007, compared to its benchmarks:

	Six Months	One Year	Inception** – July 31, 2007
Gaming and Casino Fund – Investor Class	(9.34)%	10.18%	2.91%
Russell Midcap Growth Total Return Index	4.67%	21.40%	8.54%
S&P 500 Total Return Index	2.10%	16.13%	11.16%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   For performance information current to the most recent month-end, please call 1-877-843-4223.

** Inception date is March 31, 2006.

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Casino Hotels	26.5%
Gaming Services	26.1%
Gambling (Non-Hotel) and Racetracks	22.5%
Entertainment Software	9.4%
Retail	2.9%
Internet	2.8%
Computers	2.7%
Commercial Services – Finance	1.3%
Other, Cash & Cash Equivalents	5.8%
100.00%

The Gaming and Casino Fund
PORTFOLIO OF INVESTMENTS
July 31, 2007 (Unaudited)
	Shares		Value
		COMMON STOCKS - 94.2%
		CASINO HOTELS - 26.5%
	1,500	Boyd Gaming Corp.	$ 66,150
	2,300	Las Vegas Sands Corp. *	200,675
	6,400	Melco PBL Entertainment Macau, Ltd. *	84,864
	2,700	MGM Mirage *	197,397
	2,400	Monarch Casino & Resort, Inc. *	67,896
	10,400	Nevada Gold & Casinos, Inc. *	18,616
	2,900	Tump Entertainment Resorts, Inc. *	19,430
	700	Wynn Resorts, Ltd.	67,592
			722,620

		COMPUTERS - 2.7%
	5,000	PacificNet, Inc. *	22,550
	4,600	Transact Technologies, Inc. *	27,784
	8,400	Wells-Gardner Electronics Corp. *	24,360
			74,694

		COMMERCIAL SERVICES - FINANCE - 1.3%
	5,000	Cash Systems, Inc. *	34,400

		ENTERTAINMENT SOFTWARE - 9.4%
	3,300	Activision, Inc. *	56,463
	1,200	Electronic Arts, Inc. *	58,368
	2,000	THQ, Inc. *	57,520
	1,700	The9, Ltd. ADR *	83,300
			255,651

		GAMBLING (NON-HOTEL) AND RACETRACKS - 22.5%
	8,800	Century Casinos, Inc. *	77,528
	5,100	Empire Resorts, Inc. *	23,409
	2,500	Lakes Entertainment, Inc. *	27,300
	6,400	MTR Gaming Group, Inc. *	81,536
	4,700	Penn National Gaming, Inc. *	270,250
	4,200	Pinnacle Entertainment, Inc. *	111,342
	12,200	Youbet.com, Inc. *	21,838
			613,203

	See accompanying notes to financial statements.

The Gaming and Casino Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2007 (Unaudited)
	Shares		Value
		GAMING SERVICES - 26.1%
	4,000	Bally Technologies, Inc. *	$ 98,400
	7,500	GameTech International, Inc. *	65,250
	5,000	Gaming Partners International Corp.	65,600
	4,400	International Game Technology	155,408
	9,000	Progressive Gaming International Corp. *	45,900
	1,700	Scientific Games Corp. *	58,327
	4,700	Shuffle Master, Inc. *	68,291
	12,100	VendingData Corp. *	45,375
	4,200	WMS Industries, Inc. *	109,578
			712,129

		INTERNET - 2.8%
	1,000	Cryptologic, Inc.	21,110
	5,100	GigaMedia, Ltd. *	54,927
			76,037

		RETAIL - 2.9%
	2,000	GameStop Corp., Class A *	80,700

		TOTAL COMMON STOCKS (Cost $2,436,759)	2,569,434

		SHORT-TERM INVESTMENTS - 4.3%
	116,242	Milestone Treasury Obligation Portfolio - Institutional Class
		to yield 5.03%, 8/1/07 (Cost $116,242)	116,242

		TOTAL INVESTMENTS - 98.5% (Cost $2,553,001) (a)	$ 2,685,676
		OTHER ASSETS & LIABILITIES - 1.5%	41,378
		NET ASSETS - 100.0%	$ 2,727,054

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market
	value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation $ 344,239
	Unrealized depreciation (211,564)
	Net unrealized appreciation $ 132,675

*	Non-Income producing security.
ADR - American Depositary Receipt

	See accompanying notes to financial statements.

The Gaming and Casino Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2007 (Unaudited)

ASSETS
Investment securities:
At cost	$ 2,553,001
At value	$ 2,685,676
Receivable for securities sold	185,273
Receivable due from Advisor	6,746
Receivable for Fund shares sold	3,018
Dividends and interest receivable	452
Prepaid expenses & other assets	21,425
TOTAL ASSETS	2,902,590

LIABILITIES
Payable for investments purchased	163,401
Administration fees payable	794
Transfer agent fees payable	701
Distribution (12b-1) fees payable	666
Fund accounting fees payable	417
Custody fees payable	355
Compliance officer fees payable	320
Accrued expenses and other liabilities	8,882
TOTAL LIABILITIES	175,536
NET ASSETS	$ 2,727,054

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 2,801,613
Accumulated net investment loss	(15,493)
Accumulated net realized loss from security transactions	(191,741)
Net unrealized appreciation of investments	132,675
NET ASSETS	$ 2,727,054

See accompanying notes to financial statements.

The Gaming and Casino Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2007 (Unaudited) (Continued)

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 1,010
Shares of beneficial interest outstanding	97
Net asset value and redemption price per share (a)	$ 10.39
Maximum offering price per share (maximum sales charges of 5.75%) (b)	$ 11.02

Investor Class Shares:
Net Assets	$ 2,726,044
Shares of beneficial interest outstanding	262,444
Net asset value, offering price and redemption price per share (a)	$ 10.39

(a) Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.
(b)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00%
contingent deferred sales charge.

See accompanying notes to financial statements.

The Gaming and Casino Fund
STATEMENT OF OPERATIONS
For the Six Months Ended July 31, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $122)	$ 7,189
Interest	3,546
TOTAL INVESTMENT INCOME	10,735

EXPENSES
Investment advisory fees	13,881
Administrative services fees	20,115
Professional fees	16,267
Accounting services fees	12,362
Transfer agent fees	10,215
Registration fees	8,873
Compliance officer fees	5,915
Insurance expense	2,957
Custodian fees	2,217
Distribution (12b-1) fees	1,509
Trustees fees and expenses	1,064
Printing and postage expenses	735
Other expenses	1,183
TOTAL EXPENSES	97,293

Fees waived/reimbursed by the Advisor	(31,565)
Service fees waived	(39,500)

NET EXPENSES	26,228
NET INVESTMENT LOSS	(15,493)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(155,688)
Net change in unrealized appreciation (depreciation) of investments	(110,244)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(265,932)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (281,425)

See accompanying notes to financial statements.

The Gaming and Casino Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended	For the Period
	July 31,	Ended
	2007	January 31,
	(Unaudited)	2007 (a)
FROM OPERATIONS
Net investment loss	$ (15,493)	$ (5,851)
Net realized loss from security transactions	(155,688)	(30,202)
Net change in unrealized appreciation (depreciation) of investments	(110,244)	242,919
Net increase (decrease) in net assets resulting from operations	(281,425)	206,866

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,010	-
Investor Class	1,169,306	3,459,682
Redemption fee proceeds:
Class A	-	-
Investor Class	2,715	1,100
Payments for shares redeemed:
Class A	-	-
Investor Class	(1,193,214)	(638,986)
Net increase (decrease) in net assets from shares of beneficial interest	(20,183)	2,821,796

TOTAL INCREASE (DECREASE) IN NET ASSETS	(301,608)	3,028,662

NET ASSETS
Beginning of Period	3,028,662	-
End of Period*	$ 2,727,054	$ 3,028,662
*Includes accumulated net investment loss of:	$ (15,493)	$ -

(a) The Gaming and Casino Fund commenced operations March 31, 2006.

See accompanying notes to financial statements.

The Gaming and Casino Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six
	Months Ended	For the Period
	July 31,	Ended
	2007	January 31,
	(Unaudited)	2007 (a)
SHARE ACTIVITY
Class A:
Shares Sold	97	-
Shares Reinvested	-	-
Shares Redeemed	-	-
Net increase in shares of beneficial interest outstanding	97	-

Investor Class:
Shares Sold	105,474	328,916
Shares Reinvested	-	-
Shares Redeemed	(107,293)	(64,653)
Net increase (decrease) in shares of beneficial interest outstanding	(1,819)	264,263

(a) The Gaming and Casino Fund commenced operations March 31, 2006.

See accompanying notes to financial statements.

The Gaming and Casino Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Investor Class				Class A
	Six Months				Period
	Ended		Period		Ended
	July 31,		Ended		July 31,
	2007		January 31,		2007 (2)
	(Unaudited)		2007 (1)		(Unaudited)
Net asset value,
beginning of period	$ 11.46		$ 10.00		$ 10.39

Activity from investment operations:
Net investment loss	(0.06)		(0.02)		-
Net realized and unrealized
gain (loss) on investments	(1.01)		1.48		-
Total from investment operations	(1.07)		1.46		-

Paid-in-Capital From
Redemption Fees	-	(5)	-	(5)	-	(5)

Net asset value, end of period	$ 10.39		$ 11.46		$ 10.39

Total return (3)(7)	(9.34)%		14.60%		0.00%

Net assets, at end of period (000s)	$ 2,726		$ 3,029		$ 1

Ratio of gross expenses to average
net assets (4)	6.31%	(6)	12.28%	(6)	1.70%	(6)
Ratio of net expenses to average
net assets	1.70%	(6)	1.70%	(6)	1.70%	(6)
Ratio of net investment income (loss)
to average net assets	(1.00)%	(6)	(0.49)%	(6)	0.00%	(6)

Portfolio Turnover Rate	59%	(7)	83%	(7)	59%	(7)

(1) The Gaming and Casino Fund's Investor Class commenced operations on March 31, 2006.
(2) The Gaming and Casino Fund's Class A commenced operations on July 31, 2007.
(3) Total returns shown exclude the effect of applicable redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(5) Amount represents less than $0.01 per share.
(6) Annualized.
(7) Not annualized.

See accompanying notes to financial statements.

The Gaming and Casino Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2007 (Unaudited)

1.

ORGANIZATION

The Ladenburg Thalmann Gaming and Casino Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2006, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund seeks long-term growth of capital.

The Fund currently offers Advisor Class A and Investor Class shares.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Investor Class shares are offered at net asset value.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price.    If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund

The Gaming and Casino Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007 (Unaudited)

believes the adoption of SFAS 157 will have no material impact on its financial statements.   However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.   On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  At this time management believes that the adoption of FIN 48 will have no impact on the financial statements of the Fund.

The Gaming and Casino Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007 (Unaudited)

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended July 31, 2007, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $1,916,536 and $1,699,638, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Ladenburg Thalmann Asset Management Inc. serves as the Fund’s Investment Advisor (the “Advisor”). The Advisor has engaged Ahrens Advisors LP (“Ahrens”) as the sub-advisor to the Fund.   The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% of the Fund’s average daily net assets.   Pursuant to a sub-advisory agreement, the Advisor pays Ahrens a sub-advisory fee, computed and accrued daily and paid monthly.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2008, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with nay merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.70% per annum of the Fund’s average daily net assets.

The Gaming and Casino Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007 (Unaudited)

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.70% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.70% of average daily net assets. If Fund Operating Expenses subsequently exceed 1.70% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).   No amounts will be paid to the advisor in any fiscal quarter unless the Board determines that reimbursement is in the best interests of the Fund and its shareholders.

For the six months ended July 31, 2007, the Advisor has waived expenses in the amount of $13,881 and reimbursed expenses in the amount of $17,684.   As of July 31, 2007, the Advisor has $126,912 of expenses that may be recovered no later than January 31, 2010.

The Board has adopted and shareholders have approved a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).   The Plan provides that the Fund will pay the Distributor a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets attributable to Investor Class shares and Class A shares of the Fund, for distribution and shareholder servicing.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Investor Class and Class A shares and is an affiliate of the Advisor.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee*. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

The Gaming and Casino Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007 (Unaudited)

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month.  The Fund pays GFS a base annual fee of $24,000 plus a basis point fee* in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees*, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Fund’s Custody Agreement with Bank of New York (the “Custody Agreement”), the Fund pays an asset-based custody fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees* for performing certain custody administration services.   GFS’s share of such fees collected for the six months ended July 31, 2007 was $869.  The Custody fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.

* These fees may be subject to certain discounts or waivers.  During the period ended July 31, 2007, GFS waived Administration, Fund Accounting and Transfer Agency Fees totaling $39,500.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended July 31, 2007, the Fund incurred expenses of $5,915 for compliance services pursuant to the Trust’s Agreement with FCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the six months ended July 31, 2007, GemCom collected amounts totaling $11,844 for EDGAR and printing services performed.

The Gaming and Casino Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007 (Unaudited)

5.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund.  For the six months ended July 31, 2007, the Fund assessed $2,715 in redemption fees.

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

There were no distributions of ordinary income or long-term gains made to shareholders during the period ended January 31, 2007.

As of January 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences resulted in reclassification for the period ended January 31, 2007 as follows: an increase in accumulated net realized loss of $5,851 and a decrease in accumulated net investment loss of $5,851.

The Gaming and Casino Fund

EXPENSE EXAMPLES

July 31, 2007 (Unaudited)

As a shareholder of the Gaming and Casino Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Gaming and Casino Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 through July 31, 2007.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Gaming and Casino Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/1/07	Ending Account Value 7/31/07	Expenses Paid During Period 2/1/07 – 7/31/07*	Expense Ratio During Period ** 2/1/07 – 7/31/07
Actual	$1,000.00	$906.60	$8.04	1.70%

	Beginning Account Value 2/1/07	Ending Account Value 7/31/07	Expenses Paid During Period 2/1/07 – 7/31/07*	Expense Ratio During Period ** 2/1/07 – 7/31/07
Hypothetical (5% return before expenses)	$1,000.00	$1,016.36	$8.50	1.70%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**Annualized.

The Gaming and Casino Fund

SUPPLEMENTAL INFORMATION

July 31, 2007 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below began during the year 2005 and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name, Age Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
L. Merrill Bryan** (Age: 62) Trustee Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corp. Other Directorships: AdvisorOne Funds; Northern Lights Variable Trust.	27

Anthony J. Hertl (Age: 57)

Trustee

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller. Mr. Hertl is also a Certified Public Accountant.

Other Directorships: AdvisorOne Funds; Satuit Capital Management Trust; Northern Lights Variable Trust.

27
Gary Lanzen (Age: 53) Trustee Chief Investment Office (2006 – President), formerly President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc. Other Directorships: AdvisorOne Funds; Northern Lights Variable Trust.	27
Interested Trustees and Officers
Michael Miola*** (Age: 54) Trustee Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Fund Compliance Services, LLC and Gemini Hedge Fund Services, LLC; Director of Constellation Trust Company; Private Investor & Businessman; Founder and President of American Data Services, Inc. (1983-2001). Other Directorships: AdvisorOne Funds; Northern Lights Variable Trust.	27

The Gaming and Casino Fund

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2007 (Unaudited)

Interested Trustees and Officers (continued)
Name, Age Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*

Andrew Rogers (Age: 38)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since 3/2006); formerly Senior Vice President and Director of Administration (2001-2005); Manager, Fund Compliance Services, LLC (since 3/2006); Manager (since 3/2006) and President (since 2004), GemCom, LLC; Vice President, JP Morgan Chase & Co. (1998-2001)

N/A

Lynn Bowley (Age: 48)

4020 So. 147th Street; Omaha, NE  68137

Chief Compliance Officer since June 2007

Compliance Officer of Fund Compliance Services, LLC (01/07-present); Vice President of Investment Support Services for Mutual of Omaha Cos. (2002-2006); First Vice President of Variable L&A Product Accounting and Reporting for Mutual of Omaha Cos. (1998-2002)

N/A

Emile R. Molineaux (Age: 45)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2005

General Counsel, CCO and Sr. Vice President, Gemini Fund Services, LLC; Vice President, Fund Compliance Services, LLC  (2003-Present); In-house Counsel, The Dreyfus Funds (1999-2003)

N/A

Kevin E. Wolf (Age: 38)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since June 2006

Director of Fund Administration, Gemini Fund Services, LLC (2006-Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004-2006); Vice-President, GemCom, LLC (2004-Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

N/A

*The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” refers to the Northern Lights Fund Trust and Northern Lights Variable Trust.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

**From December 2006 through April 2007, L. Merrill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company (“LLC”).  This investment is required to be disclosed because one of the other members of the LLC is under common control of the Funds’ distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

***Michael Miola is an "interested person" of the Trust as that term is defined under the 1940 Act, because of his affiliation with  Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Aquarius Fund Distributors, LLC (the Trust’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-843-4223.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-843-4223 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-843-4223.

INVESTMENT ADVISOR

Ladenburg Thalmann Asset Management

153 East 53rd Street, 49th Floor

New York, NY  10022

SUB-ADVISOR

Ahrens Advisors, L.P.

4144 N. Central Expressway, Suite 600

Dallas, Texas 75204

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/8/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

10/8/07

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/8/07